Other Operating Expenses - Summary of General and Administrative Expense (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Expense By Nature [Abstract]
Salaries and wages	$ 3,847	$ 17,527	$ 859
Consulting fees	1,647	6,896	828
Office and general	1,738	10,599	495
Professional fees	877	5,419	673
Director fees	30	188	60
Other	170	3,820	229
General and administrative expense	$ 8,309	$ 44,449	$ 3,144